Other Payables And Accruals - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2019
Disclosure Of Other Payables And Accruals [Abstract]
Current deposits from customers	$ 1,000
Other payables	$ 500	$ 500